NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Basic:
Net loss	$ (1,165,910)	$ (383,672)	$ (4,509,250)	$ (177,996)
Weighted average shares used in computing basic loss per share	9,687,097	5,101,770	7,084,630	5,101,770
Net loss per share - Basic	$ (0.12)	$ (0.08)	$ (0.64)	$ (0.03)
Diluted:
Net loss	$ (1,165,910)	$ (383,672)	$ (4,509,250)	$ (177,996)
Weighted average shares used in computing diluted loss per share	9,687,097	5,101,770	7,084,630	5,101,770
Net loss per share - Diluted	$ (0.12)	$ (0.08)	$ (0.64)	$ (0.03)